Significant Accounting Policies - Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 651,561	$ 331,976	$ 221,987
Time charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	397,499	240,529	148,012
Voyage charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	253,812	102,977	82,306
Pool revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 250	574	(588)
Address commissions
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues		$ (12,104)	$ (7,743)